Note 8 - Income Taxes - Schedule of Components of Income Tax Expense (Benefit) 1 (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal			$ (100)
State			(900)
Total current	$ 0	$ 0	(1,000)
Provision for income taxes		(0)	(1,026)
Pieris Pharmaceuticals, Inc. [Member]
Federal		0	0
State		0	0
Foreign, tax expense		0	0
Total current		0	0
Federal, deferred		0	0
State, deferred		0	0
Foreign, deferred		0	0
Total deferred		0	0
Provision for income taxes		$ 0	$ 0